Cover	Sep. 27, 2023
Cover [Abstract]
Entity Registrant Name	METRO ONE TELECOMMUNICATIONS, INC.
Entity Central Index Key	0000920990
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Document Period End Date	Sep. 27, 2023
Entity File Number	000-27024
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	93-0995165
Entity Address Address Line 1	30 North Gould Street
Entity Address Address Line 2	Suite 2990
Entity Address City Or Town	Sheridan
Entity Address State Or Province	WY
Entity Address Postal Zip Code	82801
City Area Code	307
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	683-0855